Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

At September 30, 2020 and December 31, 2019, property and equipment, net, is as follows:

	As of September 30, 2020	December 31, 2019
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	85,389	85,389
Less: Accumulated Depreciation	(134,946)	(113,669)
Total Property and Equipment, net	$96,044	$117,321

At December 31, 2019 and December 31, 2018, property and equipment, net, is as follows:

	December 31, 2019	December 31, 2018
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	73,194
Office Equipment	7,260	7,260
Leasehold Improvements	85,388	7,938
Less: Accumulated Depreciation	(113,668)	(82,887)
Total Property and Equipment, net	$117,321	$47,310